Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Salaries and benefits	$ 245,497	$ 161,199	$ 0
Consulting	422,547	394,885	685,521
Director fees	93,727	24,797	26,205
Stock-based compensation	0	374,535	431,949
Related Party Transaction, Amounts of Transaction	$ 761,771	$ 955,416	$ 1,143,675